Statement of Cash Flows - Summary of Acquisitions/Divestments of Subsidiaries and Other Operations (Detail) - SEK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Acquisitions And Divestments [Line Items]
Acquisitions	kr (389)	kr (9,657)	kr (1,753)
Divestments	448	59	248
Cash flow from business combination [member]
Disclosure Of Acquisitions And Divestments [Line Items]
Acquisitions	(256)	(9,534)	(1,815)
Divestments	273	4	360
Acquisition or divestments of other investment [member]
Disclosure Of Acquisitions And Divestments [Line Items]
Acquisitions	(133)	(123)	62
Divestments	kr 175	kr 55	kr (112)